CONDENSED BALANCE SHEETS (Parentheticals)	Dec. 31, 2021 shares	Sep. 30, 2021 £ / shares shares	Sep. 30, 2021 $ / shares shares	Dec. 31, 2020 £ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 £ / shares shares
Par value | £ / shares				£ 0.01
Shares issued				11,380,421	11,380,421	11,324,677
Shares outstanding				11,380,421	11,380,421	11,324,677
Class B Common Stock
Par value | £ / shares		£ 0.01		£ 0.01		£ 0.01
Common stock, shares authorized		5,476,837	5,476,837	5,296,549	5,296,549	5,296,549
Shares issued		5,476,837	5,476,837	5,296,549	5,296,549	5,296,549
Shares outstanding		5,476,837	5,476,837	5,296,549	5,296,549	5,296,549
CIK 0001822888 Virtuoso Acquisition Corp [Member]
Preferred stock, par value (in Dollars per share) | $ / shares			$ 0.0001		$ 0.0001
Preferred stock, shares authorized		1,000,000	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0	0	0
Preferred stock, shares outstanding	0	0	0	0	0
CIK 0001822888 Virtuoso Acquisition Corp [Member] | Class A Common Stock
Common stock subject to possible redemption		23,000,000	23,000,000	0	0
Par value | $ / shares			$ 0.0001		$ 0.0001
Common stock, shares authorized		100,000,000	100,000,000	100,000,000	100,000,000
Shares issued		0	0	0	0
Shares outstanding		0	0	0	0
CIK 0001822888 Virtuoso Acquisition Corp [Member] | Class B Common Stock
Preferred stock, par value (in Dollars per share) | $ / shares					$ 0.0001
Par value | $ / shares			$ 0.0001		$ 0.0001
Common stock, shares authorized		10,000,000	10,000,000	10,000,000	10,000,000
Shares issued		5,750,000	5,750,000	5,750,000	5,750,000
Shares outstanding		5,750,000	5,750,000	5,750,000	5,750,000